Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.2%
International Alternative Fund - 11.6%
Transamerica Unconstrained Bond (A)	6,749,100	$ 62,969,116

International Equity Funds - 61.2%
Transamerica Emerging Markets Opportunities (A)	1,850,507	16,562,037
Transamerica International Equity (A)	5,107,537	100,720,628
Transamerica International Focus (A)	17,155,236	150,108,313
Transamerica International Small Cap Value (A)	4,639,011	63,925,573

		331,316,551

U.S. Alternative Fund - 5.7%
Transamerica BlackRock Global Real Estate Securities VP (A)	2,451,026	30,809,403

U.S. Equity Funds - 6.2%
Transamerica Large Cap Value (A)	1,528,744	21,432,987
Transamerica Morgan Stanley Capital Growth VP (A)	567,178	12,131,932

		33,564,919

U.S. Fixed Income Funds - 11.0%
Transamerica Core Bond (A)	694,388	6,471,699
Transamerica Floating Rate (A)	1,351,385	12,648,963
Transamerica High Yield Bond (A)	3,862,369	33,795,745
Transamerica Intermediate Bond (A)	688,126	6,564,726

		59,481,133

U.S. Mixed Allocation Fund - 0.5%
Transamerica PIMCO Total Return VP (A)	289,974	3,018,627

Total Investment Companies (Cost $489,591,894)		521,159,749

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.9%
U.S. Treasury - 2.9%
U.S. Treasury Note 0.13%, 01/31/2023 (B)	$ 15,738,800	15,554,361

Total U.S. Government Obligation (Cost $15,642,813)		15,554,361

REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2022, to be repurchased at $2,756,437 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.75%, due 03/15/2025, and with a value of $2,811,572.	2,756,437	2,756,437

Total Repurchase Agreement (Cost $2,756,437)		2,756,437

Total Investments (Cost $507,991,144)		539,470,547
Net Other Assets (Liabilities) - 0.4%		2,273,741

Net Assets - 100.0%		$ 541,744,288

Transamerica Series Trust	Page 1

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	88	06/30/2022	$10,216,629	$10,092,500	$—	$(124,129)
10-Year U.S. Treasury Note	143	06/21/2022	17,763,635	17,571,125	—	(192,510)
30-Year U.S. Treasury Bond	102	06/21/2022	15,562,501	15,306,375	—	(256,126)
CAD Currency	563	06/14/2022	43,909,172	45,090,670	1,181,498	—
EURO STOXX 50® Index	38	06/17/2022	1,596,119	1,607,093	10,974	—
MSCI EAFE Index	41	06/17/2022	4,431,025	4,396,020	—	(35,005)
S&P/TSX 60 Index	211	06/16/2022	43,148,439	44,459,961	1,311,522	—
U.S. Treasury Ultra Bond	98	06/21/2022	18,062,887	17,358,250	—	(704,637)

Total					$2,503,994	$(1,312,407)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
DJ U.S. Real Estate Index	(376)	06/17/2022	$(14,955,780)	$(15,776,960)	$—	$(821,180)
E-Mini Russell 2000® Index	(58)	06/17/2022	(5,617,680)	(5,992,560)	—	(374,880)
EUR Currency	(11)	06/13/2022	(1,510,347)	(1,526,112)	—	(15,765)
FTSE 100 Index	(85)	06/17/2022	(7,923,303)	(8,358,884)	—	(435,581)
German Euro BOBL	(778)	06/08/2022	(111,449,573)	(110,904,945)	544,628	—
German Euro Bund	(175)	06/08/2022	(30,699,978)	(30,715,578)	—	(15,600)
German Euro BUXL	(67)	06/08/2022	(14,579,720)	(13,800,908)	778,812	—
Hang Seng Index	(80)	04/28/2022	(11,081,848)	(11,228,984)	—	(147,136)
MSCI Emerging Markets Index	(511)	06/17/2022	(26,119,375)	(28,756,525)	—	(2,637,150)
S&P 500® E-Mini Index	(123)	06/17/2022	(25,606,198)	(27,864,113)	—	(2,257,915)
S&P/ASX 200 Index	(41)	06/16/2022	(5,423,421)	(5,736,451)	—	(313,030)

Total					$1,323,440	$(7,018,237)

Total Futures Contracts					$3,827,434	$(8,330,644)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$521,159,749	$—	$—	$521,159,749
U.S. Government Obligation	—	15,554,361	—	15,554,361
Repurchase Agreement	—	2,756,437	—	2,756,437

Total Investments	$521,159,749	$18,310,798	$—	$539,470,547

Other Financial Instruments
Futures Contracts (E)	$3,827,434	$—	$—	$3,827,434

Total Other Financial Instruments	$3,827,434	$—	$—	$3,827,434

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(8,330,644)	$—	$—	$(8,330,644)

Total Other Financial Instruments	$(8,330,644)	$—	$—	$(8,330,644)

Transamerica Series Trust	Page 2

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2022	Shares as of March 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$34,991,816	$—	$(2,493,536)	$—	$(1,688,877)	$30,809,403	2,451,026	$—	$—
Transamerica Core Bond	9,172,705	40,957	(2,188,666)	(127,370)	(425,927)	6,471,699	694,388	40,957	—
Transamerica Emerging Markets Opportunities	18,819,655	—	—	—	(2,257,618)	16,562,037	1,850,507	—	—
Transamerica Floating Rate	12,724,082	99,600	—	—	(174,719)	12,648,963	1,351,385	99,600	—
Transamerica High Yield Bond	35,307,729	401,854	—	—	(1,913,838)	33,795,745	3,862,369	401,854	—
Transamerica Intermediate Bond	9,276,879	45,604	(2,188,666)	(112,469)	(456,622)	6,564,726	688,126	45,604	—
Transamerica International Equity	114,821,204	—	(6,541,124)	946,200	(8,505,652)	100,720,628	5,107,537	—	—
Transamerica International Focus	171,807,260	—	(5,083,676)	1,083,058	(17,698,329)	150,108,313	17,155,236	—	—
Transamerica International Small Cap Value	73,129,423	—	(815,625)	117,922	(8,506,147)	63,925,573	4,639,011	—	—
Transamerica Large Cap Value	18,508,234	7,169,976	(4,055,287)	766,199	(956,135)	21,432,987	1,528,744	66,840	—
Transamerica Morgan Stanley Capital Growth VP	16,578,605	—	—	—	(4,446,673)	12,131,932	567,178	—	—
Transamerica PIMCO Total Return VP	3,212,909	—	—	—	(194,282)	3,018,627	289,974	—	—
Transamerica Small Cap Value	7,178,079	—	(6,975,200)	(1,436,326)	1,233,447	—	—	—	—
Transamerica Unconstrained Bond	64,595,120	455,549	—	—	(2,081,553)	62,969,116	6,749,100	455,549	—

Total	$590,123,700	$8,213,540	$(30,341,780)	$1,237,214	$(48,072,925)	$521,159,749	46,934,581	$1,110,404	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $14,452,427.
(C)	Rate disclosed reflects the yield at March 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
DJ	Dow Jones
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 3

Transamerica JPMorgan International Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4